Schedule of Investments (unaudited) October 31, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 87.3%

Corporate — 0.7%
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	$3,460	$3,418,030

County/City/Special District/School District — 19.1%
California Statewide Communities Development Authority, SAB
Series A, 5.00%, 09/02/39	275	313,398
Series A, 5.00%, 09/02/44	160	179,635
Series A, 5.00%, 09/02/48	160	179,376
California Statewide Communities Development Authority, SAB, S/F Housing, Series C, 5.00%, 09/02/44	595	668,018
City of San Jose California Hotel Tax Revenue, RB
6.13%, 05/01/31	500	513,555
6.50%, 05/01/36	1,210	1,243,904
6.50%, 05/01/42	2,225	2,283,874
El Dorado Irrigation District, Refunding RB, Series A, (AGM), 5.25%, 03/01/24(a)	10,000	11,643,300
Fremont Union High School District, GO, Series A, 4.00%, 08/01/40	4,000	4,594,960
Glendale Community College District, GO, Series A, 5.25%, 08/01/41	5,000	6,177,800
Hayward Area Recreation & Park District, Refunding GO, Series A, 5.00%, 08/01/42	4,950	6,065,087
Hayward Unified School District, GO, (AGM), 4.00%, 08/01/45	2,500	2,877,700
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	5,030	6,135,695
Orange County Community Facilities District, ST
4.00%, 08/15/40	260	280,691
4.00%, 08/15/50	245	260,501
Riverside County Public Financing Authority, RB, 5.25%, 11/01/45	8,990	10,571,880
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	9,553,920
San Diego Unified School District, GO, CAB, Series C, 0.00%, 07/01/40(b)	7,215	4,523,228
San Francisco Bay Area Rapid Transit District GO, 3.00%, 08/01/49	9,965	10,521,047
San Jose Financing Authority, Refunding RB, Series A, 5.00%, 06/01/23(a)	2,000	2,241,020
San Leandro Unified School District, GO, Series A, 5.75%, 08/01/41	3,060	3,171,200
Santa Monica Public Financing Authority, RB, 5.00%, 07/01/42	1,250	1,488,350
West Contra Costa Unified School District, GO, Series A, 5.50%, 08/01/39	2,500	2,807,325
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,670	4,296,653

		92,592,117

Education — 5.8%
California Enterprise Development Authority, RB(c)
Series A, 5.00%, 07/01/50	1,200	1,235,112
Series A, 5.00%, 07/01/55	600	614,880
California Municipal Finance Authority, RB(c)
Series A, 5.00%, 10/01/39	220	231,194

Security	Par (000)	Value

Education (continued)
California Municipal Finance Authority, RB(c) (continued)
Series A, 5.00%, 10/01/49	$370	$381,440
Series A, 5.00%, 10/01/57	725	742,625
California Municipal Finance Authority, Refunding RB 5.00%, 08/01/34	750	811,455
5.00%, 08/01/39	425	442,221
5.00%, 08/01/48	615	633,085
California Public Finance Authority, RB, Series A, 5.00%, 07/01/54(c)	285	277,162
California School Finance Authority, RB(c) 5.00%, 06/01/40	270	285,679
5.00%, 06/01/50	430	447,277
5.00%, 06/01/59	685	708,160
Series A, 5.00%, 06/01/49	1,000	1,053,520
Series A, 5.00%, 06/01/58	2,120	2,232,381
California Statewide Communities Development Authority, RB, 5.00%, 06/01/51(c)	240	240,442
Hastings Campus Housing Finance Authority, RB
Series A, 5.00%, 07/01/45	600	623,550
Series A, 5.00%, 07/01/61	3,600	3,653,136
University of California, Refunding RB
Series AR, 5.00%, 05/15/38	4,250	5,113,260
Series AZ, 5.00%, 05/15/43	5,035	6,199,646
Series BE, 4.00%, 05/15/40	2,000	2,363,740

		28,289,965

Health — 5.3%
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/25(a)	4,580	5,632,805
Series A, 5.25%, 11/01/41(d)	8,500	8,856,915
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 04/01/49	3,005	3,296,335
Series A, 4.00%, 08/15/50	1,200	1,373,052
Series B, 5.00%, 11/15/46	5,000	5,831,100
California Municipal Finance Authority, Refunding RB(c)
Series A, 5.00%, 11/01/39	195	206,222
Series A, 5.00%, 11/01/49	220	227,077

		25,423,506

Housing — 0.6%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(c)	2,450	2,702,056
California Housing Finance, RB, M/F Housing, Series A, 4.25%, 01/15/35	1	816

		2,702,872

State — 10.9%
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	4,335	4,880,863
Series I, 5.50%, 11/01/33	4,940	5,649,927
California State Public Works Board, Refunding RB, Series C, 5.00%, 11/01/34	7,750	9,375,175
California Statewide Communities Development Authority, SAB, S/F Housing 5.00%, 09/02/40	300	336,162
4.00%, 09/02/50	240	244,145
5.00%, 09/02/50	240	263,690
City of Roseville California, ST, 4.00%, 09/01/45	350	364,606

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
State of California GO, 3.00%, 10/01/37	$14,000	$15,207,780
State of California, Refunding GO, 5.00%, 08/01/37	13,000	16,296,540

		52,618,888

Tobacco — 5.6%
California County Tobacco Securitization Agency, Refunding RB 4.00%, 06/01/49	245	269,833
5.00%, 06/01/50	285	315,173
Series A, 4.00%, 06/01/49	355	393,663
California County Tobacco Securitization Agency, Refunding RB, CAB(b) 0.00%, 06/01/55	2,425	511,457
Series B-2, Subordinate, 0.00%, 06/01/55	3,635	630,455
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	475	487,331
Series A-2, 5.00%, 06/01/47	18,670	19,154,673
Tobacco Securitization Authority of Northern California, Refunding RB, Series A-1, 5.38%, 06/01/38	2,000	2,003,840
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	2,695	3,143,421

		26,909,846

Transportation — 25.5%
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/29	2,045	2,253,386
Series A, AMT, 5.00%, 05/15/37	3,520	4,184,858
Series A, AMT, 5.00%, 05/15/44	5,885	6,890,805
Series B, AMT, 5.00%, 05/15/36	2,600	3,012,334
Sub-Series A, AMT, 5.00%, 05/15/42	26,875	30,600,950
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/34	1,000	1,229,590
Series A, AMT, Subordinate, 5.00%, 05/15/38	5,000	6,040,550
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.00%, 05/15/39	5,425	6,730,526
County of Sacramento California Airport System Revenue, Refunding RB, Series A, 5.00%, 07/01/41	13,500	15,503,400
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.75%, 03/01/34	5,875	5,966,532
Series A-1, AMT, 6.25%, 03/01/34	2,650	2,695,606
Port of Los Angeles, Refunding ARB, Series A, AMT, 5.00%, 08/01/44	4,135	4,598,906
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/42	16,735	19,455,944
Series A, AMT, 5.00%, 05/01/44	7,500	8,910,750
Series D, AMT, 5.25%, 05/01/48	2,250	2,656,260
Series E, AMT, 5.00%, 05/01/40	2,000	2,408,460

		123,138,857

Utilities — 13.8%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 5.00%, 11/01/32	5,000	6,306,400
East Bay Municipal Utility District Water System Revenue, RB Series A, 5.00%, 06/01/45	3,245	3,949,360

Security	Par (000)	Value

Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB (continued)
Series C, 4.00%, 06/01/45	$5,000	$5,542,250
Los Angeles Department of Water & Power Power System Revenue, RB
Series A, 5.00%, 07/01/42	10,670	12,848,174
Series B, 5.00%, 07/01/38	3,000	3,591,090
Los Angeles Department of Water, Refunding RB
Series A, 5.00%, 07/01/41	5,000	6,044,050
Series A, 5.00%, 07/01/44	1,500	1,803,930
Series A, 5.25%, 07/01/44	3,000	3,668,100
Series B, 5.00%, 07/01/43	7,150	8,829,749
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, 5.00%, 10/01/43	2,485	3,067,385
South Coast Water District Financing Authority, Refunding RB, Series A, 5.00%, 02/01/44	9,130	11,197,123

		66,847,611

Total Municipal Bonds in California		421,941,692

Puerto Rico — 6.1%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,982,527
Series A-1, Restructured, 5.00%, 07/01/58	10,154	10,799,185
Series A-2, Restructured, 4.33%, 07/01/40	2,588	2,663,906
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,656,222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(b)	8,577	2,466,402

		21,568,242

Tobacco — 0.1%
Children’s Trust Fund, Refunding RB, 5.50%, 05/15/39	505	515,004

Utilities — 1.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	3,865	3,923,014
Series A, Senior Lien, 5.13%, 07/01/37	1,105	1,121,774
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Series A, Senior Lien, 6.00%, 07/01/38	2,550	2,554,360

		7,599,148

Total Municipal Bonds in Puerto Rico		29,682,394

Total Municipal Bonds — 93.4% (Cost: $423,468,662)		451,624,086

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 68.8%

County/City/Special District/School District — 24.4%
Los Angeles County Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/44	11,200	13,839,504
Palomar Community College District, GO, Series C, 5.00%, 08/01/25(a)	15,140	17,729,849

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
San Diego Unified School District, GO, Series I, 5.00%, 07/01/47	$10,000	$12,093,500
San Francisco Bay Area Rapid Transit District, GO, Series A, 5.00%, 08/01/47	10,615	12,865,057
San Joaquin Delta Community College District, GO, Series C, 5.00%, 08/01/24(a)	14,505	16,998,552
San Jose Unified School District, GO, Series C, 4.00%, 08/01/39	6,100	6,725,433
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	22,230	25,396,441
Santa Monica Community College District, GO, Series A, 5.00%, 08/01/43	10,000	12,368,000

		118,016,336

Education — 15.7%
California State University, Refunding RB, Series A, 5.00%, 11/01/43	11,792	13,978,996
University of California, RB
Series AM, 5.25%, 05/15/44	5,000	5,720,050
Series M, 5.00%, 05/15/42	10,000	12,050,100
University of California, Refunding RB
Series AI, 5.00%, 05/15/38	14,225	15,723,887
Series AR, 5.00%, 05/15/41	10,165	12,115,561
Series I, 5.00%, 05/15/40	14,065	16,381,082

		75,969,676

Health — 9.3%
California Health Facilities Financing Authority, RB(a)
Series A, 5.00%, 08/15/23	9,695	10,598,574
Series A, 5.00%, 11/15/25	11,620	14,291,089
California Statewide Communities Development Authority, RB, Series A, 5.00%, 04/01/42	18,960	19,963,553

		44,853,216

State — 4.1%
State of California, Refunding GO, 4.00%, 10/01/39	16,620	19,527,835

Transportation — 8.9%
City & County of San Francisco California, Refunding COP, Series A, 4.00%, 04/01/43	10,865	12,168,256
City of Los Angeles Department of Airports, ARB, AMT, Series D, 5.00%, 05/15/41	18,632	21,012,106
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series B, 5.00%, 05/01/41	8,720	9,964,257

		43,144,619

Security	Par (000)	Value

Utilities — 6.4%
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 07/01/46	$6,412	$7,502,165
Sacramento Municipal Utility District, Refunding RB, Series H, 4.00%, 08/15/45	20,000	23,533,200

		31,035,365

Total Municipal Bonds in California		332,547,047

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.8% (Cost: $312,897,777)		332,547,047

Total Long-Term Investments — 162.2% (Cost: $736,366,439)		784,171,133

	Shares

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.01%(f)(g)	5,971,643	5,971,643

Total Short-Term Securities — 1.2% (Cost: $5,971,643)		5,971,643

Total Investments — 163.4% (Cost: $742,338,082)		790,142,776

Other Assets Less Liabilities — 1.6%		8,015,429

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.6)%		(143,323,676)

VMTP Shares at Liquidation Value — (35.4)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$483,534,529

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund, Institutional Class	$614,041	$5,357,613	(a)	$—	$(11)	$—	$5,971,643	5,971,643	$68	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock California Municipal Income Trust (BFZ)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$451,624,086	$—	$451,624,086
Municipal Bonds Transferred to Tender Option Bond Trusts	—	332,547,047	—	332,547,047
Short-Term Securities
Money Market Funds	5,971,643	—	—	5,971,643

	$5,971,643	$784,171,133	$—	$790,142,776

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(143,275,836)	$—	$(143,275,836)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

	$—	$(314,575,836)	$—	$(314,575,836)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

M/F	Multi-Family

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

ST	Special Tax

4